Non-Controlling Interest (Tables)	12 Months Ended
Dec. 31, 2024
Non-Controlling Interest [Abstract]
Schedule of Equity Attributable to the Non-Controlling Interest

The following table reconciles equity attributable to the non-controlling interest related to Quest Packaging Solutions Corporation.

	December 31,
	2024	2023
Balance, beginning of year	$228	$228
Net loss attributable to non-controlling interest	—	—
Balance, end of year	$228	$228